Derivative Financial Instruments (Tables) - Forge Nano, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Derivative Financial Instruments
Summary of warrants

	Warrant Shares
	March 31,	December 31,
	2026	2025
Beginning balance	313,127	339,299
Granted	—	—
Exercised	—	(26,172)
Expired	—	—
Ending balance	313,127	313,127

	Warrant Shares
	2025	2024
Beginning balance	339,299	404,729
Granted	—	—
Exercised	(26,172)	(65,430)
Expired	—	—
Ending balance	313,127	339,299

Summary of fair value of derivatives

	March 31,	December 31,
	2026	2025
Derivatives not designated as hedging instruments:
Conversion feature embedded in convertible debt (Note 16)	$—	$—
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,830	5,624
Total derivatives not designated as hedging instruments	$5,830	$5,624

	2025	2024
Derivatives not designated as hedging instruments:
Conversion feature embedded in convertible debt (Note 16)	$—	$393
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,624	6,264
Total derivatives not designated as hedging instruments	$5,624	$6,657

Summary of inputs and assumptions were used to value the warrants	The following inputs and assumptions were used to value the warrants during as of March 31, 2026 and December 31, 2025:

	Warrants
	March 31,	December 31,
	2026	2025
Expected volatility	50.00%	50.00%
Risk-free rate	4.17%	4.17%
Event date	June 4, 2026	June 4, 2026
Term (in years)	0.18	0.68
The following inputs and assumptions were used to value the warrants during as of December 31, 2025 and 2024:

	Warrants
	2025	2024
Expected volatility	50.00%	50.00%
Risk-free rate	4.17%	4.58%
Event date	June 4, 2026	December 5, 2024
Term (in years)	0.68	0.93

	Conversion Feature
	2025	2024
Expected volatility	—	50.00%
Risk-free rate	—	3.80%
Event date	—	July 5, 2024
Term (in years)	—	2.53

Summary of gain or loss recognized in the statement of operations attributable to derivative instruments

	Amount of Loss Recognized in Earnings		Reported in Statement
	March 31, 2026	March 31, 2025	of Operations
Derivative – conversion feature embedded in convertible debt (Note 16)	$—	$—	Interest expense
Change in fair market value	206	(536)	Interest expense

	Amount of Loss Recognized in Earnings		Reported in Statement
	2025	2024	of Operations
Derivative - conversion feature embedded in convertible debt (Note 16)	$—	$—	Interest expense
Change in fair market value	536	366	Interest expense